Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Aug. 31, 2018
Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss [Abstract]
Components Of Other Comprehensive Income And The Related Income Tax Effects

Components of other comprehensive income and the related income tax effects for 2018 are as follows:

	Amount	Income taxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	7	(2)	5
Adjustment for hedged items recognized in the period	4	(1)	3
Share of other comprehensive income of associates	10	–	10
	21	(3)	18
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	101	(27)	74
	122	(30)	92

Components of other comprehensive loss and the related income tax effects for 2017 are as follows:

	Amount	Income taxes	Net
	$	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	(9)	2	(7)
Adjustment for hedged items recognized in the period	(3)	1	(2)
Share of other comprehensive income of associates	13	–	13
Discontinued operations:
Exchange differences on translation of a foreign operation	(50)	–	(50)
Exchange differences on translation of US denominated debt hedging a foreign operation	24	–	24
Reclassification of accumulated exchange differences to income related to the sale of a foreign operation	(82)	–	(82)
	(107)	3	(104)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	34	(9)	25
	(73)	(6)	(79)

Accumulated Other Comprehensive Loss

	2018	2017
	$	$
Items that may subsequently be reclassified to income
Continuing operations:
Change in unrealized fair value of derivatives designated as cash flow hedges	–	(8)
Share of other comprehensive income of associates	18	8

Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:
Continuing operations	(57)	(131)
	(39)	(131)